ACCOUNTING POLICIES (Details 2)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022
Amendments One [Member]
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Standards and Amendments, description	Under the amendments, companies will need to provide new disclosures to help users assess the impact of using an estimated exchange rate on the financial statements.	Replaces IFRS 4 and clarifies the principles of registration, measurement, presentation and disclosure of insurance contracts in order to ensure that the entity provides relevant and reliable information that allows the users of the information to determine the effects of the contracts on their financial statements.
Annual periods dates	1 January 2025	1 January 2023
Amendments Two [Member]
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Standards and Amendments, description	On 30 May 2024, the IASB issued targeted amendments to IFRS 9 and IFRS 7 to respond to recent questions arising in practice, and to include new requirements not only for financial institutions but also for corporate entities. These amendments:	Clarifications regarding the presentation of liabilities as current and non-current. The amendments will help improve disclosures on accounting policies to provide more useful information to investors and other primary users of financial statements. The IASB also amended IFRS Practice Statement 2 to include guidance and examples on applying materiality to accounting policy disclosures.
Annual periods dates	1 January 2026	1 January 2023
Amendments Three [Member]
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Standards and Amendments, description	IFRS 18 will replace IAS 1 Presentation of financial statements, introducing new requirements that will help to achieve comparability of the financial performance of similar entities and provide more relevant information and transparency to users. Even though IFRS 18 will not impact the recognition or measurement of items in the financial statements, its impacts on presentation and disclosure are expected to be pervasive, in particular those related to the statement of financial performance and providing management-defined performance measures within the financial statements.	The amendments will make it easier to distinguish between changes in accounting estimates and changes in accounting policies.
Annual periods dates	1 January 2027	1 January 2023
Amendments Four [Member]
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Standards and Amendments, description	Issued in May 2024, IFRS 19 allows for certain eligible subsidiaries of parent entities that report under IFRS Accounting Standards to apply reduced disclosure requirements.	The amendments will clarify that the exceptions to initial recognition are not applicable when there are taxable and deductible timing differences for the same amount.
Annual periods dates	1 January 2027	1 January 2023
Amendments Five [Member]
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Standards and Amendments, description		The amendment clarifies a criterion in IAS 1 for classifying a liability as non-current. The requirement for an entity to have the right to defer settlement of the liability for at least 12 months after the reporting period. The amendments improve the information an entity provides when its right to defer settlement of a liability for at least twelve months is subject to compliance with covenants. The amendments also respond to stakeholders’ concerns about the classification of such a liability as current or non-current.
Annual periods dates		1 January 2024
Amendments Six [Member]
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Standards and Amendments, description		Lease Liability in a Sale and Leaseback amends IFRS 16 by adding subsequent measurement requirements for sale and leaseback transactions:
Annual periods dates		1 January 2024